Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.37%
California: 0.48%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (25 shares) 3.34%144Aø	$2,500,000	$2,500,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (22 shares) 3.34%144Aø	2,200,000	2,200,000
		4,700,000
Massachusetts: 0.89%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series B (38 shares) 3.34%144Aø	3,750,000	3,750,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (50 shares) 2.97%144Aø	5,000,000	5,000,000
		8,750,000
Total closed-end fund obligations (Cost $13,450,000)		13,450,000

	Interest rate	Maturity date
Municipal obligations: 99.88%
Alabama: 6.15%
Health revenue: 0.60%
Alabama Special Care Facilities Financing Authority-Birmingham Children’s Hospital of Alabama Obligated Group	5.00%	6-1-2026	2,500,000	2,503,182
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5063 (SIFMA Municipal Swap+0.20%) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144A±	3.09	11-1-2054	3,425,000	3,425,000
				5,928,182
Industrial development revenue: 0.21%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	3.30	7-15-2034	2,000,000	2,002,926
Utilities revenue: 5.34%
Black Belt Energy Gas District Project No. 4 Series A-1øø	4.00	12-1-2049	2,500,000	2,508,349
Black Belt Energy Gas District Series C	5.50	6-1-2027	1,270,000	1,314,194
Black Belt Energy Gas District Series C	5.50	6-1-2028	1,600,000	1,688,926
Black Belt Energy Gas District Series D	5.00	11-1-2028	5,000,000	5,252,219
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%) (Royal Bank of Canada LIQ)±	4.19	7-1-2052	3,500,000	3,528,345
Black Belt Energy Gas District Series E	5.00	5-1-2029	1,790,000	1,892,601
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	3.38	8-1-2037	1,750,000	1,749,416
JPMorgan Chase Putters/Drivers Trust Series 2025-5087144Aø	3.15	1-24-2026	5,000,000	5,000,000
JPMorgan Chase Putters/Drivers Trust Series 2025-5088144Aø##	3.15	4-24-2026	20,000,000	20,000,000
Southeast Energy Authority A Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,771,129
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2026	3,000,000	3,071,331
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF3199 (Morgan Stanley Bank LIQ)144Aø	3.14%	4-1-2054	$2,755,000	$2,755,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.32	8-1-2063	2,000,000	2,000,000
				52,531,510
				60,462,618
Alaska: 0.58%
Airport revenue: 0.43%
State of Alaska International Airports System Series C AMT	5.00	10-1-2025	2,000,000	2,000,000
State of Alaska International Airports System Series C AMT	5.00	10-1-2029	2,040,000	2,197,709
				4,197,709
Health revenue: 0.15%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,511,431
				5,709,140
Arizona: 2.16%
Health revenue: 0.40%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.14	1-1-2046	630,000	629,948
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	3.14	1-1-2046	3,370,000	3,346,761
				3,976,709
Housing revenue: 0.94%
Arizona IDA Diamond View at Ballpark Village LPøø	2.76	7-1-2047	4,180,000	4,149,189
Arizona IDA TWG Glendale LPøø	5.00	3-1-2045	1,100,000	1,112,550
IDA of the County of Pima Flats at Ballpark Village LPøø	2.71	10-1-2059	4,000,000	3,978,728
				9,240,467
Industrial development revenue: 0.51%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	3,000,000	3,062,615
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	3.85	12-1-2035	2,000,000	1,999,691
				5,062,306
Utilities revenue: 0.31%
Coconino County Pollution Control Corp. Nevada Power Co. Series A AMTøø	4.13	9-1-2032	3,000,000	3,010,724
				21,290,206
Arkansas: 0.20%
Tax revenue: 0.20%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2025	275,000	276,022
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	127,444
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00%	8-1-2027	$100,000	$104,515
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2028	1,420,000	1,501,918
				2,009,899
California: 5.27%
Education revenue: 0.21%
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	2,000,000	2,008,974
GO revenue: 0.21%
Parlier Unified School District BAN	4.00	2-1-2029	2,000,000	2,035,325
State of California	5.00	3-1-2028	55,000	55,104
				2,090,429
Health revenue: 1.40%
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	540,000	562,743
California HFFA Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2027	600,000	601,142
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2025	400,000	400,023
California Statewide CDA Series A144A	5.00	10-1-2028	9,200,000	9,872,189
Palomar Health Obligated Group	5.00	11-1-2028	2,345,000	2,292,784
				13,728,881
Housing revenue: 1.04%
PFA Class A Series 2025-VRS212 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.60	2-1-2055	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7005 (Citibank N.A. LOC, Citibank N.A. LIQ)144Aø	3.01	9-1-2048	5,186,726	5,186,726
				10,186,726
Miscellaneous revenue: 1.34%
City of Los Angeles	5.00	6-25-2026	10,000,000	10,192,118
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	3,000,000	3,011,465
				13,203,583
Resource recovery revenue: 0.74%
California Municipal Finance Authority Republic Services, Inc. Series B AMTø	3.85	7-1-2051	550,000	549,750
California PCFA Republic Services, Inc. AMT144Aø	3.80	7-1-2043	3,000,000	2,997,821
California PCFA Republic Services, Inc. Series A-1 AMT144Aøø	3.85	11-1-2042	3,750,000	3,749,796
				7,297,367
Utilities revenue: 0.33%
California Community Choice Financing Authority Series C	5.00	10-1-2027	675,000	694,386
City of Vernon Electric System Revenue Series A	5.00	10-1-2025	635,000	635,000
City of Vernon Electric System Revenue Series A	5.00	4-1-2026	420,000	424,283
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
City of Vernon Electric System Revenue Series A	5.00%	10-1-2026	$585,000	$596,480
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2027	400,000	412,455
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2028	500,000	523,938
				3,286,542
				51,802,502
Colorado: 1.02%
Airport revenue: 0.49%
City & County of Denver Airport System Revenue Series B2 AMTøø	5.00	11-15-2031	1,840,000	1,843,328
City & County of Denver Airport System Revenue Series C	5.00	11-15-2025	3,000,000	3,008,153
				4,851,481
Health revenue: 0.32%
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Fø	2.90	5-15-2062	3,100,000	3,100,000
Miscellaneous revenue: 0.14%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2028	795,000	845,347
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2029	500,000	540,727
				1,386,074
Utilities revenue: 0.02%
City of Colorado Springs Utilities System Revenue Series C (Sumitomo Mitsui Banking Corp. SPA)ø	2.90	11-1-2028	200,000	200,000
Water & sewer revenue: 0.05%
Central Weld County Water District (AG Insured)	5.00	12-1-2025	520,000	522,010
				10,059,565
Connecticut: 0.76%
Education revenue: 0.48%
Connecticut State HEFA Yale University Series Aøø	2.80	7-1-2048	1,700,000	1,698,716
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	3,000,000	3,005,370
				4,704,086
Health revenue: 0.28%
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00	7-1-2026	2,735,000	2,782,786
				7,486,872
District of Columbia: 0.80%
Airport revenue: 0.26%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2029	2,355,000	2,541,678
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.54%
Tender Option Bond Trust Receipts/Certificates Series XF1998 (Bank of America N.A. LIQ)144Aø	2.92%	6-1-2050	$5,330,000	$5,330,000
				7,871,678
Florida: 9.22%
Airport revenue: 0.61%
Tender Option Bond Trust Receipts/Certificates Series CF7044 (AG Insured) (Citibank N.A. LIQ)144Aø	3.04	10-1-2040	6,000,000	6,000,000
Education revenue: 0.88%
Tender Option Bond Trust Receipts/Certificates Series 2024-YX1352 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	2.92	4-1-2047	8,620,000	8,620,000
Health revenue: 4.29%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	3,000,000	3,296,889
Escambia County Health Facilities Authority ACTS Retirement-Life Communities, Inc. Obligated Group Series B (AG Insured) (TD Bank N.A. SPA)ø	3.50	11-15-2029	2,950,000	2,950,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series Aø	2.90	11-15-2033	7,210,000	7,210,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-4ø	2.90	11-15-2034	10,000,000	10,000,000
Lee County IDA Health System, Inc. Obligated Group Series Bø	3.49	4-1-2049	16,100,000	16,100,000
PFA Series VRS214 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.95	12-1-2055	2,665,000	2,665,000
				42,221,889
Housing revenue: 1.65%
Florida Housing Finance Corp. Residences at Marina Village LLC Series Søø	2.85	10-1-2043	2,000,000	1,990,618
Florida Housing Finance Corp. Vineland Family Apartments Ltd. Series Eøø	3.80	6-1-2042	3,500,000	3,514,794
Lee County HFA Lofts on Lemon II LLC Series Bøø	3.13	10-1-2029	2,000,000	2,008,886
Miami-Dade County HFA Residences at Palm Court LLC Series Bøø	2.95	9-1-2029	2,700,000	2,695,894
Pinellas County HFA Archway Flats on 4th LLLPøø	3.75	4-1-2044	6,000,000	6,063,554
				16,273,746
Miscellaneous revenue: 0.86%
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.00	11-1-2025	4,405,000	4,412,358
Palm Beach County School District Series A Certificate of Participation	5.00	8-1-2026	4,000,000	4,084,547
				8,496,905
Utilities revenue: 0.61%
City of Gainesville Utilities System Revenue Series B (Truist Bank SPA)ø	3.70	10-1-2042	5,990,000	5,990,000
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.32%
North Sumter County Utility Dependent District (AG Insured)	5.00%	10-1-2025	$635,000	$635,000
Tohopekaliga Water Authority144A	5.00	10-1-2025	2,500,000	2,500,000
				3,135,000
				90,737,540
Georgia: 2.16%
Health revenue: 0.07%
Gainesville & Hall County Hospital Authority Northeast Georgia Health System Obligated Group Series A	5.00	2-15-2026	700,000	705,477
Housing revenue: 0.23%
Columbus County Housing Authority HACG RAD II LP (Department of Housing and Urban Development Insured)øø	3.30	11-1-2028	2,250,000	2,267,999
Miscellaneous revenue: 0.21%
County of Fulton	4.00	12-30-2025	2,000,000	2,007,349
Utilities revenue: 1.65%
Development Authority of Burke County Georgia Power Co.øø	3.35	11-1-2048	4,000,000	4,065,686
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	1,875,000	1,831,400
Main Street Natural Gas, Inc. Series C	4.00	12-1-2025	1,000,000	1,001,174
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	6,000,000	6,036,566
Main Street Natural Gas, Inc. Series E	5.00	12-1-2026	2,745,000	2,801,903
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	1-1-2026	225,000	226,360
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2026	300,000	305,692
				16,268,781
				21,249,606
Guam: 0.38%
Water & sewer revenue: 0.38%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2026	400,000	405,571
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2026	650,000	659,052
Residual Interest Bond Floater Trust Various States Series 2025-1001 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.29	7-1-2050	2,635,000	2,635,000
				3,699,623
Hawaii: 0.93%
GO revenue: 0.63%
State of Hawaii Series FB	4.00	4-1-2029	6,155,000	6,188,355
Utilities revenue: 0.30%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,972,564
				9,160,919
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.60%
Housing revenue: 0.31%
Idaho Housing & Finance Associationøø	3.35%	6-10-2050	$3,000,000	$3,022,100
Resource recovery revenue: 0.29%
Southern Idaho Regional Solid Waste District	4.00	3-1-2028	2,810,000	2,837,918
				5,860,018
Illinois: 3.51%
Airport revenue: 0.61%
Chicago Midway International Airport Series A AMT	5.00	1-1-2028	1,200,000	1,252,457
Chicago Midway International Airport Series A AMT	5.00	1-1-2029	1,000,000	1,058,556
Chicago Midway International Airport Series B	5.00	1-1-2027	390,000	401,661
Chicago Midway International Airport Series B	5.00	1-1-2028	225,000	237,149
Chicago Midway International Airport Series C AMT	5.00	1-1-2026	3,000,000	3,015,095
				5,964,918
Education revenue: 0.31%
Illinois Finance Authority Benedictine University	5.00	10-1-2025	600,000	600,000
Illinois Finance Authority Bradley University	5.00	8-1-2026	325,000	329,736
Illinois Finance Authority Chicago School - California, Inc.	5.00	4-1-2029	575,000	608,451
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2025	1,500,000	1,500,000
				3,038,187
GO revenue: 0.88%
City of Peoria Series A (BAM Insured)	4.00	1-1-2026	500,000	501,284
Cook County Community High School District No. 212 Leyden	5.00	12-1-2025	1,645,000	1,650,582
South Sangamon Water Commission (AG Insured)	4.00	1-1-2026	500,000	500,907
State of Illinois	5.00	1-1-2030	2,500,000	2,512,988
State of Illinois (AG Insured)	4.00	2-1-2030	1,500,000	1,518,902
State of Illinois Series C	5.00	11-1-2029	1,940,000	2,027,283
				8,711,946
Health revenue: 0.65%
Illinois Finance Authority Ascension Health Credit Group Series C	5.00	2-15-2028	1,535,000	1,580,745
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	2,820,000	2,849,934
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	3.59	5-1-2042	2,000,000	1,989,710
				6,420,389
Housing revenue: 0.68%
City of Chicago New City Redevelopment LPøø	3.50	8-1-2027	2,150,000	2,156,774
Illinois Housing Development Authority 6900 Crandon LIHTC LLC (FHA Insured)øø	5.00	2-1-2027	2,000,000	2,012,510
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Illinois Housing Development Authority Maywood SLF I LP Series A (FHA Insured) (FHLB SPA)ø	2.92%	1-1-2064	$990,000	$990,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	4.00	12-15-2027	1,500,000	1,534,013
				6,693,297
Miscellaneous revenue: 0.20%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	4.06	11-1-2034	2,000,000	1,998,101
Water & sewer revenue: 0.18%
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2026	500,000	502,391
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2027	600,000	615,705
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2028	600,000	629,660
				1,747,756
				34,574,594
Indiana: 2.55%
Airport revenue: 0.15%
Indianapolis Local Public Improvement Bond Bank Series I2 AMT	5.00	1-1-2026	1,500,000	1,508,002
Housing revenue: 1.02%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.00	2-1-2030	5,000,000	5,462,057
Lebanon Middle School Building Corp. Series B	5.00	1-15-2026	1,200,000	1,207,126
Westfield RDA	5.00	7-1-2026	520,000	528,228
Westfield RDA	5.00	1-1-2027	535,000	549,661
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	7-15-2028	1,070,000	1,137,530
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	1-15-2029	1,050,000	1,127,528
				10,012,130
Industrial development revenue: 0.77%
City of Jeffersonville Metals USA, Inc. (Bank of America N.A. LOC)ø	3.27	12-1-2027	1,080,000	1,080,000
City of Whiting BP Products North America, Inc. Series A AMTøø	5.00	12-1-2044	6,380,000	6,464,312
				7,544,312
Utilities revenue: 0.42%
City of Rockport Indiana Michigan Power Co. Series Aøø	3.70	6-1-2047	4,000,000	4,105,351
Water & sewer revenue: 0.19%
City of Indianapolis Department of Public Utilities Water System Revenue Series B	5.00	10-1-2028	1,835,000	1,875,164
				25,044,959
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 0.34%
Industrial development revenue: 0.14%
Iowa Finance Authority Gevo Iowa RNG LLC AMT (Citibank N.A. LOC)øø	3.88%	1-1-2042	$1,445,000	$1,442,463
Utilities revenue: 0.20%
PEFA, Inc. Gas Projectøø	5.00	9-1-2049	1,920,000	1,953,741
				3,396,204
Kansas: 2.34%
GO revenue: 2.34%
City of Manhattan (BAM Insured)	5.00	6-15-2028	4,000,000	4,052,283
City of Manhattan Series 1 (BAM Insured)	5.00	6-15-2027	2,380,000	2,384,143
City of Park City Series 1	3.63	10-1-2027	5,105,000	5,106,802
City of Topeka Series A	3.00	10-1-2026	4,680,000	4,687,190
City of Valley Center Series 1	4.38	12-1-2025	3,855,000	3,856,919
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2026	280,000	285,705
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2027	330,000	344,230
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2028	380,000	404,024
Tender Option Bond Trust Receipts/Certificates Series 2025-ZF1819 (BAM Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.92	9-1-2032	1,875,000	1,875,000
				22,996,296
Kentucky: 1.37%
Education revenue: 0.05%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2025	485,000	484,513
Miscellaneous revenue: 0.50%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2028	705,000	723,843
Rural Water Financing Agency City of Millington Series A	3.70	5-1-2027	4,225,000	4,198,005
				4,921,848
Utilities revenue: 0.11%
Kentucky Public Energy Authority Series A-1	5.00	7-1-2026	500,000	505,962
Kentucky Public Energy Authority Series A-1	5.00	7-1-2027	525,000	539,805
				1,045,767
Water & sewer revenue: 0.71%
Rural Water Financing Agency County of Macon Series B	3.05	5-1-2027	7,000,000	6,999,960
				13,452,088
Louisiana: 0.88%
Industrial development revenue: 0.31%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	1,000,000	1,008,684
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	2,000,000	2,025,411
				3,034,095
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 9

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.49%
State of Louisiana Gasoline & Fuels Tax Revenue Series A (U.S. SOFR+0.50%)±	3.41%	5-1-2043	$4,805,000	$4,793,691
Water & sewer revenue: 0.08%
City of New Orleans Water System Revenue	5.00	12-1-2026	835,000	836,431
				8,664,217
Maryland: 1.31%
GO revenue: 0.16%
State of Maryland Series A	4.00	3-15-2030	1,530,000	1,561,540
Health revenue: 0.51%
Residual Interest Bond Floater Trust Various States Series 2022-024 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.24	11-15-2049	5,000,000	5,000,000
Housing revenue: 0.64%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	6,000,000	6,005,072
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2028	300,000	313,634
				6,318,706
				12,880,246
Massachusetts: 0.65%
GO revenue: 0.36%
City of Holyoke BAN	4.00	10-24-2025	3,507,739	3,510,258
Health revenue: 0.25%
Massachusetts HEFA Mass General Brigham, Inc. Series G-2 (AG Insured)€	3.00	7-1-2042	2,520,000	2,520,000
Housing revenue: 0.04%
Boston Housing Authority Series B	5.00	10-1-2025	380,000	380,000
				6,410,258
Michigan: 0.60%
GO revenue: 0.40%
Tender Option Bond Trust Receipts/Certificates Series 2025-YX1437 (QSBLF Insured) (Barclays Bank plc LIQ)144Aø	2.94	5-1-2050	4,000,000	4,000,000
Health revenue: 0.20%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	3.14	1-15-2047	1,935,000	1,935,000
				5,935,000
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 1.73%
Airport revenue: 0.51%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00%	1-1-2026	$2,160,000	$2,171,305
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2028	2,700,000	2,830,056
				5,001,361
Education revenue: 0.20%
City of Minneapolis University Gateway Corp. (Wells Fargo Bank SPA)ø	2.90	12-1-2040	2,000,000	2,000,000
GO revenue: 0.10%
City of Kiester Series A	4.00	12-1-2026	1,000,000	1,006,584
Health revenue: 0.22%
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2028	1,100,000	1,139,368
Tender Option Bond Trust Receipts/Certificates Series XF1876 (Bank of America N.A. LIQ)144Aø	2.92	11-15-2053	1,000,000	1,000,000
				2,139,368
Housing revenue: 0.38%
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	2.86	11-1-2035	785,000	785,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.97	9-15-2031	950,000	950,000
Minnesota Housing Finance Agency Series F-2	3.70	8-1-2026	1,965,000	1,968,062
				3,703,062
Miscellaneous revenue: 0.20%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,002,553
Utilities revenue: 0.12%
Northern Municipal Power Agency	5.00	1-1-2026	1,130,000	1,135,943
				16,988,871
Missouri: 1.05%
Health revenue: 0.67%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,292,000
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2026	475,000	476,954
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2027	760,000	774,164
				6,543,118
Utilities revenue: 0.38%
Missouri Joint Municipal Electric Utility Commission Prairie State Project	5.00	12-1-2025	3,740,000	3,753,584
				10,296,702
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 11

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 0.26%
Tax revenue: 0.26%
City of McCook	4.50%	9-1-2027	$2,500,000	$2,539,135
New Hampshire: 0.31%
Education revenue: 0.21%
New Hampshire HEFA Act Trustees of Dartmouth College Series Aøø	3.30	6-1-2040	2,000,000	2,011,666
Resource recovery revenue: 0.10%
New Hampshire Business Finance Authority Waste Management, Inc. Series A AMTøø	4.00	10-1-2033	1,000,000	1,000,552
				3,012,218
New Jersey: 1.27%
Education revenue: 0.61%
New Jersey Higher Education Student Assistance Authority Series 1A AMT	5.00	12-1-2025	2,500,000	2,508,689
New Jersey Higher Education Student Assistance Authority Series 1-A AMT	5.00	12-1-2029	2,500,000	2,643,796
New Jersey Higher Education Student Assistance Authority Series B AMT	5.00	12-1-2025	850,000	852,683
				6,005,168
GO revenue: 0.15%
City of Newark Series B BAN	4.50	5-7-2026	1,500,000	1,511,545
Housing revenue: 0.51%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1675 (Toronto-Dominion Bank LOC, Toronto-Dominion Bank LIQ)144Aø	2.93	6-15-2050	5,000,000	5,000,000
				12,516,713
New Mexico: 0.87%
Housing revenue: 0.71%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	3,000,000	3,017,109
New Mexico Mortgage Finance Authority JLG ABQ 2023 LLLP (Department of Housing and Urban Development Insured)øø	2.97	2-1-2042	2,000,000	1,997,727
New Mexico Mortgage Finance Authority JLG SAF 2023 LLLP (Department of Housing and Urban Development Insured)øø	3.73	2-1-2042	2,000,000	2,001,432
				7,016,268
Utilities revenue: 0.16%
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2028	640,000	670,548
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2029	850,000	902,860
				1,573,408
				8,589,676
New York: 9.20%
Education revenue: 0.17%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	3.00	7-1-2032	1,640,000	1,640,000
See accompanying notes to portfolio of investments
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 3.33%
City of Cortland BAN	4.50%	5-15-2026	$4,000,000	$4,010,319
City of Ithaca BAN	4.25	2-13-2026	3,000,000	3,008,691
City of Ithaca BAN	4.50	7-17-2026	1,700,000	1,715,079
City of Mount Vernon BAN144A	5.00	5-29-2026	4,000,000	4,027,531
City of New York Series 2ø	3.90	4-1-2042	3,000,000	3,000,000
City of New York Series A2 (Mizuho Bank Limited LOC)ø	3.70	10-1-2038	100,000	100,000
City of New York Series A3 (Mizuho Bank Limited LOC)ø	3.70	10-1-2040	200,000	200,000
City of New York Series C-4 (AG Insured)€	2.50	1-1-2032	800,000	800,000
City of New York Series D-3 (State Street Bank & Trust Co. SPA)ø	3.50	5-1-2052	5,000,000	5,000,000
City of New York Series I-3 (U.S. Bank N.A. SPA)ø	3.50	3-1-2044	9,000,000	9,000,000
Village of Valley Stream Series A BAN	5.13	5-8-2026	1,915,000	1,924,370
				32,785,990
Housing revenue: 0.61%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	6,000,000	6,006,890
Industrial development revenue: 1.37%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	4.49	10-1-2028	1,350,000	1,350,000
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	5,665,000	5,685,848
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2027	5,000,000	5,097,077
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2030	1,335,000	1,379,860
				13,512,785
Miscellaneous revenue: 1.26%
Tender Option Bond Trust Receipts/Certificates Series MS0041 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	3.29	5-1-2026	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series ZF8056 (Bank of America N.A. LIQ)144Aø	2.92	5-15-2051	2,375,000	2,375,000
				12,375,000
Transportation revenue: 0.94%
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	2,000,000	2,050,898
Metropolitan Transportation Authority Series B	5.00	11-15-2026	7,000,000	7,174,615
				9,225,513
Utilities revenue: 0.50%
Long Island Power Authority Series Bøø	3.00	9-1-2055	5,000,000	4,974,186
Water & sewer revenue: 1.02%
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	3.50	6-15-2049	10,000,000	10,000,000
				90,520,364
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 13

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.84%
Airport revenue: 0.09%
Raleigh Durham Airport Authority Series C (TD Bank N.A. LOC)ø	2.85%	5-1-2036	$835,000	$835,000
Health revenue: 0.24%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,497,010
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series H (JPMorgan Chase Bank N.A. SPA)ø	3.70	1-15-2048	900,000	900,000
				2,397,010
Industrial development revenue: 0.26%
Cumberland County Industrial Facilities & PCFA American Titanium Metal LLC AMTøø	3.75	12-1-2027	2,500,000	2,500,363
Resource recovery revenue: 0.25%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.55	6-1-2038	2,500,000	2,500,000
				8,232,373
Ohio: 4.11%
Education revenue: 0.61%
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144Aø	3.09	1-15-2031	5,970,000	5,970,000
GO revenue: 1.81%
Akron City School District	4.00	8-6-2026	3,500,000	3,534,972
City of Forest Park BAN	4.25	5-19-2026	1,000,000	1,008,073
City of Lancaster BAN	4.13	6-10-2026	1,500,000	1,511,011
City of North Olmsted BAN144A	4.00	6-24-2026	2,500,000	2,517,667
City of Strongsville BAN144A	5.00	12-10-2025	1,850,000	1,855,199
City of Warrensville Heights BAN144A	4.50	6-24-2026	2,000,000	2,021,226
County of Trumbull BAN144A	4.00	3-12-2026	2,041,000	2,049,295
Monroe Local School District BAN	4.13	12-3-2025	2,200,000	2,202,759
Township of Mifflin BAN	5.00	2-12-2026	1,050,000	1,055,554
				17,755,756
Health revenue: 0.79%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,173,541
County of Butler UC Health Obligated Group	5.00	11-15-2025	1,580,000	1,581,585
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	3.42	1-15-2033	1,005,000	1,005,000
				7,760,126
Housing revenue: 0.41%
Ohio HFA Pebble Brooke Owner LPøø	3.35	7-1-2043	4,000,000	4,037,624
Miscellaneous revenue: 0.21%
County of Cuyahoga Convention Hotel Project COP	5.00	12-1-2026	2,000,000	2,051,724
See accompanying notes to portfolio of investments
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.20%
Ohio Air Quality Development Authority American Electric Power Co, Inc. Series A AMT	3.75%	1-1-2029	$2,000,000	$2,005,587
Utilities revenue: 0.08%
American Municipal Power, Inc. Series 2025A	5.00	2-15-2029	765,000	818,453
				40,399,270
Oklahoma: 2.46%
Education revenue: 0.07%
University of Oklahoma Series A (BAM Insured)	5.00	7-1-2027	700,000	729,730
GO revenue: 0.45%
Garfield County Independent School District No. 56 Pioneer-Pleasant Vale Series A	3.38	11-1-2027	400,000	400,820
Garfield County Independent School District No. 56 Pioneer-Pleasant Vale Series A	3.38	11-1-2028	375,000	375,235
Garfield County Independent School District No. 56 Pioneer-Pleasant Vale Series A	3.38	11-1-2029	400,000	399,292
Garfield County Independent School District No. 56 Pioneer-Pleasant Vale Series A	3.38	11-1-2030	150,000	149,876
Lincoln County Independent School District No. 103 Prague	4.50	6-1-2026	1,005,000	1,013,208
McClain County Independent School District No. 1 Newcastle	5.00	7-1-2026	2,035,000	2,067,506
				4,405,937
Health revenue: 0.43%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.53	8-15-2031	4,255,000	4,255,000
Housing revenue: 1.28%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,780,000	1,813,762
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2027	2,150,000	2,204,972
Oklahoma HFA Villages at A New Leaf II LP Series 2025øø	3.40	7-1-2028	1,525,000	1,536,473
Oklahoma Housing Finance Agency Lakeshore Pointe LLCøø	3.35	12-1-2027	5,000,000	5,026,572
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2026	1,050,000	1,061,696
Texas County Development Authority Texas County Independent School District No. 8 Guymon	5.00	10-1-2028	900,000	960,881
				12,604,356
Water & sewer revenue: 0.23%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572 (Royal Bank of Canada LIQ)144Aø	2.92	10-1-2045	2,220,000	2,220,000
				24,215,023
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 15

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 0.50%
Airport revenue: 0.50%
Port of Portland Airport Revenue Series 30-A AMT	5.00%	7-1-2029	$3,960,000	$4,255,466
Port of Portland Airport Revenue Series 30-B AMT	5.00	7-1-2026	675,000	685,378
				4,940,844
Pennsylvania: 5.08%
Education revenue: 0.98%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,250,000	2,276,363
Delaware County Authority Neumann University	5.00	10-1-2025	525,000	525,000
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2025	355,000	355,000
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	435,330
Northampton County General Purpose Authority Lehigh University Series B (TD Bank N.A. SPA)ø	2.90	11-15-2039	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539 (Morgan Stanley Bank LIQ)144Aø	2.92	8-1-2054	1,000,000	1,000,000
				9,591,693
GO revenue: 0.28%
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2026	170,000	167,719
Riverside School District (BAM Insured)	4.00	10-15-2025	550,000	550,239
School District of Philadelphia Series A	5.00	9-1-2030	2,055,000	2,058,860
				2,776,818
Health revenue: 2.98%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.59	11-15-2047	6,000,000	5,949,479
Central Bradford Progress Authority Guthrie Clinic Series Dø	3.53	12-1-2041	7,075,000	7,075,000
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.50	11-1-2027	890,000	935,303
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.69	9-1-2050	1,550,000	1,550,000
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-1 (Bank of America N.A. LOC)ø	3.50	11-1-2061	12,000,000	12,000,000
Tender Option Bond Trust Receipts/Certificates Series 2019-XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.94	7-15-2043	1,850,000	1,850,000
				29,359,782
Housing revenue: 0.23%
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2027	2,250,000	2,297,503
Resource recovery revenue: 0.10%
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	970,942
Transportation revenue: 0.51%
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	3.74	7-15-2041	5,000,000	4,993,055
				49,989,793
See accompanying notes to portfolio of investments
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 0.20%
Miscellaneous revenue: 0.20%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55%	11-15-2030	$1,940,000	$1,953,603
Rhode Island: 0.72%
GO revenue: 0.72%
Bristol Warren Regional School District Series 1-BAN	5.00	6-4-2026	5,000,000	5,072,213
City of Pawtucket Series 2 BAN	4.50	10-24-2025	2,000,000	2,001,033
				7,073,246
South Carolina: 0.57%
Health revenue: 0.08%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2027	250,000	257,782
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2028	275,000	286,861
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2029	250,000	263,405
				808,048
Resource recovery revenue: 0.33%
South Carolina Jobs-EDA Enerra SC-1 LLC AMT144Aøø	3.70	12-15-2027	3,250,000	3,253,186
Water & sewer revenue: 0.16%
South Carolina Public Service Authority Series B	5.00	12-1-2025	1,500,000	1,505,293
				5,566,527
Tennessee: 2.95%
Housing revenue: 1.08%
Chattanooga Health Educational & Housing Facility Board One Westside Phase 1B LPøø	3.60	6-1-2048	2,000,000	2,027,598
Health Educational & Housing Facility Board of the City of Memphis APP Pershing Park Partners LLLP (FHA Insured)øø	3.25	11-1-2029	4,000,000	4,023,285
Jackson Health Educational & Housing Facility Board Cottages of Bluecreek LLC (Department of Housing and Urban Development Insured)øø	4.00	4-1-2045	1,550,000	1,579,395
Knox County Health Educational & Housing Facility Board Pines III LP (Department of Housing and Urban Development Insured)øø	3.10	9-1-2029	3,000,000	3,011,200
				10,641,478
Utilities revenue: 1.87%
Tender Option Bond Trust Receipts/Certificates Series 2022-XM1024 (Morgan Stanley Bank LIQ)144Aø	3.03	5-1-2052	7,500,000	7,500,000
Tennergy Corp. Series A	5.00	6-1-2028	275,000	288,526
Tennergy Corp. Series A	5.00	6-1-2029	860,000	914,620
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 17

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennessee Energy Acquisition Corp.øø	4.00%	11-1-2049	$6,000,000	$6,006,513
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,653,820
				18,363,479
				29,004,957
Texas: 15.19%
Airport revenue: 2.08%
City of El Paso Airport Revenue AMT	5.00	8-15-2026	2,000,000	2,034,108
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2028	1,500,000	1,581,911
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2029	1,665,000	1,783,717
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2026	1,000,000	1,016,497
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2027	3,000,000	3,111,714
Dallas Fort Worth International Airport Series A-1 AMT%%	5.00	11-1-2026	2,000,000	2,041,792
Dallas Fort Worth International Airport Series A-2 AMTøø%%	5.00	11-1-2050	7,500,000	7,943,162
Port Authority of Houston of Harris County Texas	5.00	10-1-2025	950,000	950,000
				20,462,901
Education revenue: 0.46%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2026	280,000	281,204
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2028	360,000	383,264
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2029	380,000	411,835
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2026	675,000	678,590
University of North Texas System Series A	5.00	4-15-2026	2,700,000	2,734,944
				4,489,837
GO revenue: 4.90%
City of Austin%%	5.00	9-1-2026	4,000,000	4,088,894
City of DeSoto	5.00	2-15-2026	3,740,000	3,772,330
Denton Independent School District Series B1øø	4.00	8-15-2055	4,000,000	4,159,410
El Paso Independent School Districtøø	5.00	2-1-2040	2,250,000	2,264,690
Fort Bend Independent School District Series Bøø	3.80	8-1-2055	3,750,000	3,846,008
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,116,738
Harris County Hospital District	5.00	2-15-2029	2,570,000	2,767,368
Hutto Independent School Districtøø	4.00	2-1-2055	2,000,000	2,062,566
Kilgore Independent School Districtøø	4.00	2-15-2052	2,500,000	2,523,209
North East Independent School Districtøø	3.75	8-1-2049	2,875,000	2,921,187
Northside Independent School Districtøø	3.55	6-1-2050	5,000,000	5,069,568
Northside Independent School District Series Bøø	3.45	8-1-2054	2,465,000	2,491,404
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,053,892
Ponder Independent School Districtøø	4.00	2-15-2051	2,000,000	2,047,817
State of Texas Series A	3.20	10-1-2028	3,000,000	3,001,122
				48,186,203
Health revenue: 1.23%
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	5.00	5-15-2050	3,000,000	3,286,054
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2026	700,000	709,603
See accompanying notes to portfolio of investments
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Midland County Hospital District Series A (BAM Insured)	5.00%	5-15-2027	$700,000	$726,333
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2028	760,000	806,295
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	5.00	11-15-2028	3,945,000	3,998,260
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.45	10-1-2041	2,600,000	2,600,000
				12,126,545
Housing revenue: 1.35%
City of Dallas Housing Finance Corp. Mondello Apartments LLC (FHA Insured)øø	5.00	8-1-2027	1,785,000	1,813,199
FW Chaparral PFC Chaparral Ranch Project	3.13	10-1-2030	2,000,000	1,983,687
Legacy Denton Public Facility Corp. 2100 Spencer Road TX Owner LPøø	2.70	10-1-2043	4,200,000	4,173,079
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.12	3-1-2038	2,780,000	2,780,000
THF Public Facility Corp. THF Covington Acres LPøø	3.34	2-1-2044	2,500,000	2,524,580
				13,274,545
Industrial development revenue: 0.34%
City of Houston Airport System Revenue United Airlines, Inc. Series C AMT	5.00	7-15-2028	3,250,000	3,331,246
Resource recovery revenue: 3.00%
Mission Economic Development Corp. Waste Management, Inc. AMTøø	4.00	11-1-2048	4,000,000	3,999,547
Mission Economic Development Corp. Waste Management, Inc. Series A AMTø	3.80	5-1-2046	2,500,000	2,499,213
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Bø	3.85	4-1-2040	8,000,000	8,000,000
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Eø	3.50	11-1-2040	15,000,000	15,000,000
				29,498,760
Tax revenue: 0.77%
City of Dallas Hotel Occupancy Tax Revenue	4.00	8-15-2027	2,000,000	2,021,509
City of Houston Hotel Occupancy Tax & Special Revenue	5.00	9-1-2029	1,500,000	1,502,463
Harris County-Houston Sports Authority Series B (AG Insured)	5.00	11-15-2026	4,000,000	4,097,615
				7,621,587
Transportation revenue: 0.15%
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2027	500,000	516,817
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2028	450,000	476,019
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2029	400,000	431,937
				1,424,773
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 19

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.71%
City of San Antonio Electric & Gas Systems Revenueøø	3.65%	2-1-2053	$3,000,000	$3,010,627
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	3.76	2-1-2048	4,000,000	3,999,501
				7,010,128
Water & sewer revenue: 0.20%
San Antonio Water System Series A (Truist Bank SPA)ø	3.80	5-1-2054	2,000,000	2,000,000
				149,426,525
Utah: 0.18%
Airport revenue: 0.10%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,015,225
Utilities revenue: 0.08%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2028	400,000	424,776
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2029	285,000	308,054
				732,830
				1,748,055
Vermont: 0.41%
Housing revenue: 0.41%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	4,000,000	4,002,365
Virginia: 2.02%
Education revenue: 0.13%
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2028	1,205,000	1,269,467
Health revenue: 0.14%
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2026	500,000	507,949
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2027	500,000	519,926
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2028	350,000	371,878
				1,399,753
Housing revenue: 0.14%
Virginia Housing Development Authority Series Føø	3.63	7-1-2055	1,310,000	1,310,227
Industrial development revenue: 0.96%
Fairfax County EDA Smithsonian Institution Series B (Northern Trust Company SPA)ø	3.10	12-1-2033	7,455,000	7,455,000
Virginia Small Business Financing Authority Pure Salmon Virginia LLC AMTøø	4.00	11-1-2052	2,000,000	2,001,166
				9,456,166
Miscellaneous revenue: 0.14%
Rappahannock Regional Jail Authority	5.00	10-1-2026	1,375,000	1,376,851
See accompanying notes to portfolio of investments
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.51%
Louisa IDA Virginia Electric and Power Co. Series Bøø	3.13%	11-1-2035	$5,000,000	$5,045,434
				19,857,898
Washington: 0.42%
GO revenue: 0.21%
County of King	4.00	7-1-2029	2,000,000	2,043,048
Housing revenue: 0.21%
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,135,436
				4,178,484
West Virginia: 0.56%
Industrial development revenue: 0.30%
West Virginia EDA Appalachian Power Co. Series Aøø	0.63	12-1-2038	3,000,000	2,984,413
Resource recovery revenue: 0.26%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,512,252
				5,496,665
Wisconsin: 5.00%
GO revenue: 0.80%
City of Manitowoc	4.25	8-1-2027	4,035,000	4,101,155
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2029	690,000	742,508
County of Dane Series C AMT%%	4.00	6-1-2026	1,000,000	1,006,680
Pardeeville Area School District	4.00	8-28-2026	2,000,000	2,015,179
				7,865,522
Health revenue: 1.21%
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2027	850,000	881,137
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2028	900,000	954,063
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2029	850,000	919,812
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	3.80	4-1-2054	1,000,000	1,000,000
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 2øø	5.00	8-15-2054	2,250,000	2,284,941
Wisconsin HEFA Hospital Sisters Services Obligated Group Series A	5.00	8-15-2029	3,500,000	3,787,167
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2026	670,000	671,203
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,419,122
				11,917,445
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 21

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.31%
Wisconsin Housing & EDA Home Ownership Revenue Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.90%	3-1-2042	$1,915,000	$1,915,000
Wisconsin Housing & EDA Flats at Bishops Woods LP Series Føø	5.00	12-1-2027	1,100,000	1,126,508
				3,041,508
Miscellaneous revenue: 2.02%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	3.40	6-1-2036	11,300,000	11,300,000
Peshtigo School District BAN	4.75	3-1-2027	2,500,000	2,503,181
Town of Clayton Series B	2.00	6-1-2026	1,000,000	989,625
Village of Johnson Creek Series A	3.50	5-1-2030	2,000,000	2,006,696
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,040,363
				19,839,865
Utilities revenue: 0.30%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,008,316
Water & sewer revenue: 0.36%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,500,000	1,482,807
Village of Sharon Combined Utility System Revenue Series A BAN	5.00	12-1-2026	2,000,000	2,020,436
				3,503,243
				49,175,899
Wyoming: 0.20%
Health revenue: 0.20%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	2,000,000	2,000,494
Total municipal obligations (Cost $979,203,882)				982,479,748

Yield
Short-term investments: 0.23%
Commercial paper: 0.10%
Ohio Higher Educational Facility Commission	2.70	10-28-2025	1,000,000	1,000,069

			Shares
Investment companies: 0.13%
Allspring Government Money Market Fund Select Class♠∞##		4.07	1,227,303	1,227,303
Total short-term investments (Cost $2,227,303)				2,227,372
Total investments in securities (Cost $994,881,185)	101.48%			998,157,120
Other assets and liabilities, net	(1.48)			(14,511,471)
Total net assets	100.00%			$983,645,649

See accompanying notes to portfolio of investments
22 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2025 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,672,374	$98,270,935	$(101,716,006)	$0	$0	$1,227,303	1,227,303	$52,549
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 23

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$13,450,000	$0	$13,450,000
Municipal obligations	0	982,479,748	0	982,479,748
Short-term investments
Commercial paper	0	1,000,069	0	1,000,069
Investment companies	1,227,303	0	0	1,227,303
Total assets	$1,227,303	$996,929,817	$0	$998,157,120
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
24 | Allspring Ultra Short-Term Municipal Income Fund